8. Derivative Liabilities - Assumptions Used (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Remeasurement Date | Minimum
Expected dividends	0.00%	0.00%
Expected volatility	150.00%	150.00%
Expected term	0 years	0 years
Risk free interest rate	0.21%	0.49%
Remeasurement Date | Maximum
Expected term	3 years 2 months 27 days	3 years 6 months
Risk free interest rate	1.21%	1.76%
Commitment Date | Minimum
Expected dividends	0.00%	0.00%
Expected volatility	150.00%	150.00%
Expected term	2 years	2 years
Risk free interest rate	0.29%	0.29%
Commitment Date | Maximum
Expected term	5 years	5 years
Risk free interest rate	1.68%	1.68%